Business Combination (Tables)	12 Months Ended
Dec. 31, 2019
Music Content Company
Disclosure Of Business Combinations [Line Items]
Summary of Amount of Identified Assets Acquired and Liabilities Assumed

The following table summarizes the amount of identified assets acquired and liabilities assumed at the acquisition date.

RMB’million
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	68
Accounts and other receivables	101
Intangible assets	297
Prepayments, deposits and other assets	162
Deferred revenue	(18)
Other payables and accruals	(57)
Deferred tax liabilities	(105)
Goodwill	798
1,246